OTHER PROVISIONS (Details) £ in Millions	3 Months Ended	12 Months Ended				216 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2014 GBP (£)	Dec. 31, 2017 GBP (£)
OTHER PROVISIONS (Details) [Line Items]
Other provisions	£ 5,546	£ 5,546	£ 5,218			£ 5,546
Increase (decrease) in other provisions		£ (2,165)	(2,374)	£ (4,837)
Payments in respect of settlements, reimbursement rights					£ 217
Percentage of Insurance Paid Out So Far						53.00%
Description of Reactive Complaint Sensitivities		For every additional 1,000 reactive complaints per week above11,000 on average through to the industry deadline of August 2019, the Group would expect an additional charge of £200 million.
Other Provisions, Maximum PPI Exposure Re MBNA		£ 240
Provision For Insurance Business Germany			639
Other Provisions, Charge In Year Re HBOS Reading		£ 100
Other Provisions, Progress Re HBOS Reading		The review is ongoing and at 12 February 2018, the Grouphad made offers to 57 customers, which represents more than 80 per cent of the customers in review.
Average Vacant Lease Period				5 years
Restructuring provision	104	£ 104	239			£ 104
Legal Action [Member]
OTHER PROVISIONS (Details) [Line Items]
Unused provision reversed, other provisions			1,339
Additional provisions, other provisions		865
Mis-selling of packaged bank accounts [Member]
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) through transfers and other changes, other provisions		245
Increase through adjustments arising from passage of time, other provisions		750
TSB Banking Group plc [Member]
OTHER PROVISIONS (Details) [Line Items]
Unused provision reversed, other provisions		622
Additional provisions, other provisions				£ 665
Payment Protection Insurance [Member]
OTHER PROVISIONS (Details) [Line Items]
Other provisions	2,778	2,778	2,608			£ 2,778
Increase (decrease) in other provisions	600	£ 1,300
Total Payment Protection Insurance To Date	18,675
Description of Average Number of Complaints Per Week PPI		The remaining provision is consistent with an average of 11,000 complaints per week (previously 9,000) through to the industrydeadline of August 2019, in line with the average experience over the last nine months.
Number of PPI Policies Sold Since 2000						16,000,000
Management Fees and Activities [Member]
OTHER PROVISIONS (Details) [Line Items]
Increase (decrease) in other provisions		£ 245
Total Provision To Date Arrears Handling		£ 642
Impacted Customers		590,000
Historical Regulatory Breaches [Member]
OTHER PROVISIONS (Details) [Line Items]
Other provisions	4,070	£ 4,070	3,947			£ 4,070
Relating to the Transitional Service Agreement [Member]
OTHER PROVISIONS (Details) [Line Items]
Unused provision reversed, other provisions		2,438
Relating to the Transitional Service Agreement [Member] | Payment Protection Insurance [Member]
OTHER PROVISIONS (Details) [Line Items]
Payments in respect of settlements, reimbursement rights		1,470
Other regulatory provisions [Member]
OTHER PROVISIONS (Details) [Line Items]
Other provisions	1,292	1,292	£ 1,339			1,292
Increase (decrease) in other provisions		865
Other regulatory provisions [Member] | Legal Action [Member]
OTHER PROVISIONS (Details) [Line Items]
Other provisions	1,292	1,292				1,292
Other Miscellaneous Provisions [Member]
OTHER PROVISIONS (Details) [Line Items]
Other Provisions, Closing Balance, Asbestos Claims	£ 32	£ 32				£ 32